Business Combinations - Additional Information (Detail) - Visutech [Member] $ in Millions	Aug. 20, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 2.7